Consolidated statements of cash flows - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Activities
Profit (loss)	$ 5,804,192	$ 4,472,893
Adjustments to reconcile profit (loss) [abstract]
Interest income	(26,835,314)	(31,280,591)
Finance costs	59,409	148,491
Depreciation of property, plant and equipment	1,198,520	1,671,269
Depreciation of right-of-use assets	1,215,689	2,416,122
Amortization of intangible assets	45,000	45,000
Gain on early termination of lease	0	(104,493)
(Gain) loss on disposal of property, plant and equipment	(31,062)	160,966
Waiver of amount due to a related company	(3,591,998)	0
Operating cash flows before movements in working capital	(22,135,564)	(22,470,343)
(Increase) decrease in inventories	(112,422)	412,810
(Increase) decrease in trade and other receivables, deposits and prepayments	(2,027,040)	3,577,216
Decrease in amounts due from related companies	0	86,269
(Decrease) increase in trade and other payables and accruals	(1,414,833)	1,055,806
Net cash used in operating activities	(25,689,859)	(17,338,242)
Investing Activities
Interest received	26,835,314	31,280,591
Purchases of property, plant and equipment	(3,237,154)	(606,296)
Placement of fixed bank deposits with more than three months to maturity when raised	(313,855,342)	(247,297,181)
Proceeds from disposal of property, plant and equipment	31,062	0
Advance to related companies	(197,592)	0
Net cash used in investing activities	(290,423,712)	(216,622,886)
Financing Activities
Interest paid	(59,409)	(148,491)
Advance from a related company	0	2,445,062
Repayment to a related company	(3,292,674)	(1,204,753)
Repayment of lease liabilities	(1,269,889)	(2,392,871)
Net cash used in financing activities	(4,621,972)	(1,301,053)
Net decrease in cash and cash equivalents	(320,735,543)	(235,262,181)
Effect of foreign exchange rate changes, net	(343,802)	324,925
Cash and cash equivalents at beginning of the year	382,110,455	617,047,711
Cash and cash equivalents at the end of the year, represented by cash and cash equivalents	$ 61,031,110	$ 382,110,455